SUBSEQUENT EVENTS (Details Narrative) - USD ($)	1 Months Ended
	Apr. 30, 2023	Apr. 17, 2023	Jan. 26, 2023	May 15, 2023	Jan. 24, 2023	Jan. 13, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred stock, Shares authorized							100,000,000	100,000,000
Subsequent Event [Member] | Equity Financing Agreement [Member]
Stock issued	4,994,404
Subsequent Event [Member] | Class A Preferred Stock [Member]
Stock issued		79,763,999
Conversion of stock		1,595,279,980
Conversion ratio		20:1
Preferred stock outstanding and converted				1,000,000
Class E Preferred Stock
Preferred stock, Shares authorized					5,000
Purchase Agreement [Member] | GHS [Member]
Preferred stock purchased						750
Purchase Agreement [Member] | GHS [Member] | Tranche Two [Member]
Preferred stock purchased						250
Preferred Stock purchase price per share						$ 1,000
Purchase Agreement [Member] | GHS [Member] | Tranche One [Member]
Preferred stock purchased						100
Preferred Stock purchase price per share						$ 1,000
Purchase Agreement [Member] | Icon Capital Group, LLC [Member]
Placement agent fee, gross proceeds, percentage			2.00%
Equity Financing and Registration Rights Agreements [Member] | GHS [Member]
Common stock issued for service, amount			$ 10,000,000
Equity Financing Agreement, description			The Equity Financing Agreement grants the Company the right, from time to time at its sole discretion (subject to certain conditions) during the Contract Period, to direct GHS to purchase shares of Common Stock on any business day (a “Put”), provided that at least ten trading days has passed since the most recent Put. The Purchase Price of the Put shall be eighty percent (80%) percent of the traded price of the Common Stock during the ten (10) consecutive Trading Days preceding the relevant Trading Day on which GHS receives a Put Notice. Following an up-list of the Company’s Common Stock to the NASDAQ or equivalent national exchange, the Purchase Price shall be ninety percent (90%) of the Market Price, subject to a floor price of $.02 per share, below which the Company shall not deliver a Put
Maximum amount of each Put will not exceed			$ 500,000
Minimum amount of each Put			10,000
Purchased an aggregate of the Common Stock			$ 10,000,000
Registration Rights Agreement, description			The Registration Rights Agreement provides that the Company shall (i) use its best efforts to file with the Commission the Registration Statement within 30 days of the date of the Registration Rights Agreement; and (ii) have the Registration Statement declared effective by the Commission within 30 days after the date the Registration Statement is filed with the Commission, but in no event more than 90 days after the Registration Statement is filed